LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Loss for the period attributable to owners of the Company
From continuing operations	$ (17)	¥ (122)	¥ (4,506)	$ (1,177)		¥ (8,337)		¥ (23,338)		¥ (43,884)
From discontinued operations			¥ (6,236)	$ (777)		¥ (5,504)		¥ (1,285)		¥ (4,268)
Weighted average number of ordinary shares for basic earning per share	9,398,397	9,398,397	8,197,897	8,222,658	[1]	8,222,658	[1]	8,189,617	[1]	8,144,050	[1]
Loss per share:
For loss from continuing operations - Basic | (per share)		¥ (0.01)	¥ (0.55)	$ (0.15)		¥ (1.01)		¥ (2.85)		¥ (5.39)
For loss from continuing operations - Diluted | (per share)		(0.01)	(0.55)	(0.15)		(1.01)		(2.85)		(5.39)
For loss from discontinued operations - Basic | (per share)			(0.76)	(0.09)		(0.67)		(0.15)		(0.52)
For loss from discontinued operations - Diluted | (per share)			(0.76)	(0.09)		(0.67)		(0.15)		(0.52)
Loss per share - Basic | (per share)		(0.01)	(1.31)	(0.24)		(1.68)		(3.00)		(5.91)
Loss per share - Diluted | (per share)		¥ (0.01)	¥ (1.31)	$ (0.24)		¥ (1.68)		¥ (3.00)		¥ (5.91)

[1]	The basic and diluted loss per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.